Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	As of December 31,
	2018	2019
Copyright (Note 12(b))	—	15,573
Computer software	862	862
Domain name	484	484
Less: Accumulated amortization	(57)	(1,357)
Add: translation difference	—	(21)

Intangible assets, net	1,289	15,541